Deferred income tax - Composition of the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Deferred income tax [Line Items]
Current	$ (20,375)	$ (9,924)	$ (11,911)
Deferred	44,046	(15,506)	37,501
Total income tax	23,671	(25,430)	25,590
Income Tax Expense [Member]
Disclosure of Deferred income tax [Line Items]
Current	(13,128)	(8,446)	(11,851)
Deferred	43,951	(15,270)	37,617
Total income tax	30,823	(23,716)	25,766
Mining Royalties and Special Mining Tax [Member]
Disclosure of Deferred income tax [Line Items]
Current	(7,247)	(1,478)	(60)
Deferred	95	(236)	(116)
Total income tax	$ (7,152)	$ (1,714)	$ (176)